Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2024 CNY (¥) Directors shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Directors
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative		¥ 292	$ 40	¥ 753	¥ 2,456
Impairment recognized for equity method investments		26	4	62	569
Carrying amount of equity method investments		17,500		20,800			$ 2,400
Share of losses from one of the equity method investees modified certain terms of its preferred shares | ¥				(3,000)
Share of losses from equity method investments		(691)	(95)	(3,799)	(1,910)
Payment to acquire equity investments		¥ 795	$ 109	¥ 1,487	¥ 3,628
Trip.com International, Ltd
Schedule of Investments [Line Items]
Percentage Of equity interest held by company		7.00%		9.00%			7.00%
Fair value of equity investment		¥ 23,000					$ 3,200
Gains on equity method investments | ¥		¥ 1,900		¥ 1,400
Equity method investment, disposal of ADS | shares		13,000,000	13,000,000	10,000,000
Number of directors | Directors		8					8
Trip.com International, Ltd | Active directors
Schedule of Investments [Line Items]
Number of directors | Directors		1					1
Jidu Auto Inc
Schedule of Investments [Line Items]
Payment to acquire equity method investments						$ 371
Payment to acquire equity investments						193
Jidu Auto Inc | Series C Warrant
Schedule of Investments [Line Items]
Payments for purchase of warrants | ¥				¥ 650
Jidu Auto Inc | Series C Preferred Stock
Schedule of Investments [Line Items]
Class of warrant or right | shares				14,443,320
Jidu Auto Inc | Common Stock
Schedule of Investments [Line Items]
Payment to acquire equity method investments						171
Jidu Auto Inc | In Substance Common Stock
Schedule of Investments [Line Items]
Payment to acquire equity method investments						$ 200
Jidu Auto Inc | Equity Investment
Schedule of Investments [Line Items]
Percentage of equity interest if the warrants are exercised		51.14%					51.14%
Du Xiaoman Financial
Schedule of Investments [Line Items]
Equity interest percentage	41.00%